OTHER OPERATING INCOME, NET (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Sep. 15, 2025 CNY (¥)	Sep. 15, 2025 USD ($)	Oct. 31, 2024 CNY (¥)	Oct. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Components of other operating income, net
Project-based termination related gain							¥ 203,319
Government grants					¥ 143,409		71,174	¥ 14,280
Arbitration compensation					45,212
Gain from disposing of subsidiary								6,129
Gain from transfer of an intellectual property					36,967			6,111
Others					(44,173)		1,600
Total					¥ 181,415	$ 25,942	¥ 276,093	¥ 26,520
One-off project-based payment received			¥ 203,319	$ 28,754
Litigation settlement, cost and fees awarded	¥ 45,212	$ 6,333